Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies [Abstract]
Minimum Future Payments For Commitments
At December 31, 2017, the Company had commitments that require the following minimum future payments, which are not accrued in the consolidated balance sheets:

Minimum Future Payments for Commitments
($ millions)	Within 1 year	After 1 year but not more than 5 years	More than 5 years	Total
Operating leases(1)	164	477	1,540	2,181
Firm transportation agreements(1)	451	1,874	4,306	6,631
Unconditional purchase obligations(2)	1,965	5,258	6,675	13,898
Lease rentals and exploration work agreements	94	275	973	1,342
Obligations to fund equity investee(3)	51	272	451	774
	2,725	8,156	13,945	24,826

(1)	Included in operating leases and firm transportation agreements are blending and storage agreements and transportation commitments of $0.9 billion and $2.0 billion respectively with HMLP.

(2)
Includes processing services, distribution services, insurance premiums, drilling services, natural gas purchases and the purchase of refined petroleum products, which includes agreements entered into during the year totaling an incremental $385 million per year for a term of 15 years related to the expanded Canadian truck transportation network.

(3)	Equity investee refers to the Company's investment in Husky-CNOOC Madura Ltd. joint venture, which is accounted for under the equity method for consolidated financial statement purposes.